Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation - Other Details [Line Items]
Expected tax rate	0.00%	0.00%	0.00%
Valuation allowance on deferred tax assets	$ 211,167	$ 186,907
Amount of unrecognized tax benefit expected to reverse within 12 months	$ 5,000
CARES Act impact on effective tax rate	(13.10%)	0.20%	2.90%
Ireland
Taxation - Other Details [Line Items]
Valuation allowance of foreign tax credit carryforwards	$ 198,000	$ 174,000
Hong Kong
Taxation - Other Details [Line Items]
Deferred tax asset on tax loss carryforwards	2,000	2,000
Singapore
Taxation - Other Details [Line Items]
Deferred tax asset on tax loss carryforwards	23,000	18,000
US
Taxation - Other Details [Line Items]
Income tax benefit resulting from reduction in corporate tax rate		35,000
Valuation allowance on deferred tax assets	$ 7,000	8,000
Deferred tax asset on tax loss carryforwards		52,000
CARES Act impact on effective tax rate	14.40%
Canada
Taxation - Other Details [Line Items]
Valuation allowance on deferred tax assets	$ 3,000	5,000
United Kingdom
Taxation - Other Details [Line Items]
Valuation allowance on deferred tax assets	3,000
France
Taxation - Other Details [Line Items]
Deferred tax asset on tax loss carryforwards	$ 13,000
Switzerland
Taxation - Other Details [Line Items]
Income tax benefit resulting from reduction in corporate tax rate		$ 6,000
Change in enacted tax rate, impact on effective tax rate		0.60%